SUBSEQUENT EVENTS (Details) - BBAM [Member] - USD ($)		12 Months Ended
	Feb. 01, 2017	Dec. 31, 2016
Fixed Administrative Agency Fee [Member]
Related Party Transactions [Abstract]
Monthly fee per aircraft with related party		$ 1,000
B&B Air Funding [Member] | Rent Fee for Aircraft Financed by Securitization Notes [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent collected		1.00%
B&B Air Funding [Member] | Fixed Base Fees [Member]
Related Party Transactions [Abstract]
Monthly fee with related party		$ 150,000
Subsequent Event [Member] | B&B Air Funding [Member] | Rent Fee for Aircraft Financed by Securitization Notes [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent collected	3.50%
Subsequent Event [Member] | B&B Air Funding [Member] | Fixed Administrative Agency Fee [Member]
Related Party Transactions [Abstract]
Monthly fee per aircraft with related party	$ 1,000
Monthly fee with related party	$ 20,000